Borrowings, Lenders (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings lender [Abstract]
Total loan balance	$ 570,811	$ 9,173
Due less then 1 year	18,990	964
Due greater than 1 year	551,821	8,209
Facility limit	719,535
The Hongkong and Shanghai Banking Corporation Limited as the Trustee for Convertible Bond Holders [Member]
Borrowings lender [Abstract]
Total loan balance	555,706
Due less then 1 year	17,500
Due greater than 1 year	538,206
Facility limit	$ 650,000
Maturity date	30-Jul-29
IMBC Group [Member]
Borrowings lender [Abstract]
Total loan balance	$ 6,017
Due less then 1 year	102
Due greater than 1 year	5,915
Facility limit	$ 6,458
Maturity date	31-Mar-33
BNP Paribas [Member]
Borrowings lender [Abstract]
Total loan balance	$ 9,238	9,173
Due less then 1 year	1,388	964
Due greater than 1 year	7,850	$ 8,209
Facility limit	$ 13,077
Maturity date	29-Feb-32	29-Feb-32
HSBC Australia Ltd [Member]
Borrowings lender [Abstract]
Total loan balance	$ (150)
Due less then 1 year	0
Due greater than 1 year	(150)
Facility limit	$ 50,000
Maturity date	3 years from first utilization